[Janus Letterhead]

February 16, 2010

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re: JANUS INVESTMENT FUND (the "Registrant")
    1933 Act File No. 002-34393
    1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 130 and Amendment No. 113 under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Registrant is filing the Amendment pursuant to Rule 485(b) under the 1933 Act to make certain non-material changes and update financial information for certain series of the Registrant. The Amendment relates only to the following series and classes:

SERIES                                                          CLASS
------                                    -----------------------------------------------
ALTERNATIVE FUNDS
   Janus Global Real Estate Fund          Class D Shares

BOND AND MONEY MARKET FUNDS
   Janus Flexible Bond Fund               Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class R Shares, Class S Shares,
                                          Class T Shares

   Janus High-Yield Fund                  Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class R Shares, Class S Shares,
                                          Class T Shares

   Janus Short-Term Bond Fund             Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class S Shares, Class T Shares

   Janus Money Market Fund                Class D Shares, Class T Shares

   Janus Government Money Market Fund     Class D Shares, Class T Shares

GROWTH & CORE FUNDS
   Janus Balanced Fund                    Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class R Shares, Class S Shares,
                                          Class T Shares

   Janus Contrarian Fund                  Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class R Shares, Class S Shares,
                                          Class T Shares

   Janus Enterprise Fund                  Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class R Shares, Class S Shares,
                                          Class T Shares

   Janus Fund                             Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class R Shares, Class S Shares,
                                          Class T Shares

   Janus Growth and Income Fund           Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class R Shares, Class S Shares,
                                          Class T Shares

   Janus Orion Fund                       Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class R Shares, Class S Shares,
                                          Class T Shares

   Janus Research Core Fund               Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class R Shares, Class S Shares,
                                          Class T Shares

   Janus Research Fund                    Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class S Shares, Class T Shares

   Janus Triton Fund                      Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class R Shares, Class S Shares,
                                          Class T Shares

   Janus Twenty Fund                      Class D Shares, Class T Shares

   Janus Venture Fund                     Class D Shares, Class T Shares

INTERNATIONAL & GLOBAL FUNDS
   Janus Global Life Sciences Fund        Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class S Shares, Class T Shares

   Janus Global Opportunities Fund        Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class S Shares, Class T Shares

   Janus Global Research Fund             Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class S Shares, Class T Shares

   Janus Global Technology Fund           Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class S Shares, Class T Shares

   Janus International Equity Fund        Class D Shares

   Janus International Forty Fund         Class D Shares

   Janus Overseas Fund                    Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class R Shares, Class S Shares,
                                          Class T Shares

   Janus Worldwide Fund                   Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class R Shares, Class S Shares,
                                          Class T Shares

FUND OF FUNDS
   Janus Smart Portfolio - Growth         Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class S Shares, Class T Shares

   Janus Smart Portfolio - Moderate       Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class S Shares, Class T Shares

   Janus Smart Portfolio - Conservative   Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class S Shares, Class T Shares

VALUE FUNDS
   Perkins Large Cap Value Fund           Class D Shares

   Perkins Mid Cap Value Fund             Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class L Shares, Class R Shares,
                                          Class S Shares, Class T Shares

   Perkins Small Cap Value Fund           Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class L Shares, Class R Shares,
                                          Class S Shares, Class T Shares

RISK-MANAGED FUNDS
   INTECH Risk-Managed Core Fund          Class A Shares, Class C Shares, Class D Shares,
                                          Class I Shares, Class S Shares, Class T Shares

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on February 16, 2010, pursuant to Rule 485(b) under the 1933 Act. Pursuant to Rule 485(b)(4) of Regulation C under the 1933 act, I hereby confirm that the amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions regarding this filing, please call me at (303)
336-4562.

Sincerely,


/s/ Rodney A. DeWalt

Rodney A. DeWalt
Legal Counsel

Enclosure (via EDGAR only)

cc: Stephanie Grauerholz-Lofton, Esq.
    Larry Greene, Esq.
    Robin R. Nesbitt, Esq.
    Donna Brungardt